Loss Per Share	9 Months Ended
Sep. 30, 2018
Earnings Per Share [Abstract]
Loss Per Share

Note 7. Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and nine months ended September 30, 2018 and 2017:

	Three months ended September 30,		Nine months ended September 30,
	2018	2017	2018	2017
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss attributable to Stratasys Ltd.	$(679)	$(10,157)	$(17,271)	$(30,001)
Adjustment of redeemable non-controlling interest to redemption amount	-	-	(935)	-
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	(679)	(10,157)	(18,206)	(30,001)

Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	53,769	53,012	53,716	52,827

Net loss per share attributable to Stratasys Ltd.
Basic	$(0.01)	$(0.19)	$(0.34)	$(0.57)
Diluted	$(0.01)	$(0.19)	$(0.34)	$(0.57)

The computation of diluted net loss per share excluded share awards of 4.2 million shares for the three and nine months ended each of September 30, 2018 and 2017, because their inclusion would have had an anti-dilutive effect on the diluted net loss per share.